INVESCO CAPITAL APPRECIATION FUNDS, INC.
                             (July 3, 1997)

                INVESCO EMERGING OPPORTUNITY FUNDS, INC.
           (October 1, 1997, as Supplemented October 8, 1997)

                       INVESCO GROWTH FUND, INC.
                           (January 1, 1998)

                       INVESCO INCOME FUNDS, INC.
                           (January 1, 1998)

                  INVESCO INDUSTRIAL INCOME FUND, INC.
                           (November 1, 1997)

                    INVESCO MONEY MARKET FUNDS, INC.
                           (October 1, 1997)

                   INVESCO MULTIPLE ASSET FUNDS, INC.
                         INVESCO Balanced Fund
                           (December 1, 1997)

                   INVESCO STRATEGIC PORTFOLIOS, INC.
                            (March 1, 1997)

                  INVESCO TAX-FREE INCOME FUNDS, INC.
                           (November 1, 1997)

            Supplement to Prospectus(es) of the Above Funds
               Date of Which Are Indicated in Parenthesis

On January 2, 1998, all employees of the Funds' sub-adviser, INVESCO Trust Company ("INVESCO Trust"), that provided the Funds with sub-advisory services were made employees of the Funds' investment adviser, INVESCO Funds Group, Inc. ("IFG"). INVESCO Trust is a wholly-owned subsidiary of IFG. Effective February 3, 1998, INVESCO Trust no longer provides sub-advisory services to the Funds, and IFG provides such day-to-day portfolio management services as the investment adviser to the Funds. This change in no way changes the basis upon which investment advice is provided to the Funds, the cost of those services to the Funds, or the persons actually performing the investment advisory and other services previously provided by INVESCO Trust. Consequently, all references to INVESCO Trust Company in the Prospectus(es) should be deleted.


The date of this supplement is February 3, 1998.

                INVESCO CAPITAL APPRECIATION FUNDS, INC.
                             (July 3, 1997)

                INVESCO EMERGING OPPORTUNITY FUNDS, INC.
                           (October 8, 1997)

                       INVESCO GROWTH FUND, INC.
                           (January 1, 1998)

                       INVESCO INCOME FUNDS, INC.
                           (January 1, 1998)

                  INVESCO INDUSTRIAL INCOME FUND, INC.
                           (November 1, 1997)

                    INVESCO MONEY MARKET FUNDS, INC.
                           (October 1, 1997)

                   INVESCO STRATEGIC PORTFOLIOS, INC.
                            (March 1, 1997)

                  INVESCO TAX-FREE INCOME FUNDS, INC.
                           (November 1, 1997)

       Supplement to Statements of Additional Information of the
                              Above Funds
               Date of Which Are Indicated in Parenthesis

On January 2, 1998, all employees of the Funds' sub-adviser, INVESCO Trust Company ("INVESCO Trust"), that provided the Funds with sub-advisory services were made employees of the Funds' investment adviser, INVESCO Funds Group, Inc. ("IFG"). INVESCO Trust is a wholly-owned subsidiary of IFG. Effective February 3, 1998, INVESCO Trust no longer provides sub-advisory services to the Fund, and IFG provides such day-to-day portfolio management services as the investment adviser to the Fund. This change in no way changes the basis upon which investment advice is provided to the Funds, the cost of those services to the Funds, or the persons actually performing the investment advisory and other services previously provided by INVESCO Trust. Consequently, all references to INVESCO Trust Company in the Statement of Additional Information should be deleted.

This Supplement supersedes the Supplement dated December 31, 1997 for the INVESCO Capital Appreciation Funds, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO Money Market Funds, Inc., INVESCO Strategic Portfolios, Inc. and INVESCO Tax-Free Income Funds, Inc..

The date of this supplement is February 3, 1998.